Average Annual Total Returns - Prospectus #3 - Calvert Bond Fund	Bloomberg Barclays U.S. Aggregate Bond Index One Year	Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years	Class R6 One Year	Class R6 Five Years	Class R6 Ten Years	Class R6 Inception Date
Total	7.51%	4.43%	3.84%	3.36%	3.85%	3.56%	2.05%	2.68%	2.37%	2.09%	2.49%	2.26%	5.50%	3.78%	3.11%	7.65%	4.95%	4.42%	7.67%	4.97%	4.43%	Oct. 03, 2017